Investment Contract Liabilities - Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	$ 3,265
Ending balance	3,104	$ 3,265
Amortized cost, gross of reinsurance ceded [Member]
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	2,483	2,487
Policy deposits	2	6
Interest	62	82
Withdrawals	(182)	(201)
Fees	(3)	(1)
Other	17
Impact of changes in foreign exchange rates	(64)	110
Ending balance	$ 2,315	$ 2,483